STOCKHOLDERS' DEFICIT (Details 2) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at Beginning of Period	4,011,111	1,847,447
Outstanding at Beginning of Period	$ 2.15	$ 1.98
Granted	6,980,769	2,370,298
Granted	$ 0.01	$ 1.78
Exercised	(192,521)	(192,521)
Exercised	$ 1.78	$ 1.80
Forfeitures or expirations	0	(14,113,000)
Forfeitures or expirations		$ 1.98
Increase due to reset provision	322,906,286
Increase due to reset provision	$ 0.0004
Exercise	(40,843,463)
Exercise	$ 0.0027
Forfeitures or expirations	0	14,113,000
Outstanding at End of Period	293,054,702	4,011,111
Outstanding at End of Period	$ 0.0011	$ 2.15
Outstanding at End of Period	2 years 2 months 12 days
Outstanding at End of Period	$ 1,023,306
Exercisable at End of Period	293,054,702
Exercisable at End of Period	$ 0.0011
Exercisable at End of Period	2 years 3 months 7 days
Exercisable at End of Period	$ 1,023,306